UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2018

FORM N-CSR

Item 1.       Reports to Stockholders.

General New York AMT-Free Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New York AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General New York AMT-Free Municipal Money Market Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Bill Vasiliou, Primary Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General New York AMT-Free Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.62%, and Class B shares yielded 0.24%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced annualized effective yields of 0.63% and 0.24%, respectively.1

Yields of municipal money market instruments climbed during the reporting period in response to two interest-rate hikes by the Federal Reserve Board (the “Fed”) and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Rising Rates and Technical Factors Drove Yields Higher

Sustained economic growth, robust labor markets, and a series of short-term interest-rate hikes by the Fed had driven yields of tax-exempt money market instruments higher in the months before the start of the reporting period. The Fed again raised the overnight federal funds rate in December 2017 and March 2018, causing yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”) on which yields are reset weekly. Consequently, yield differences narrowed along the market’s maturity spectrum.

In addition, issuers of longer-term municipal bonds rushed to market in December 2017 with a flood of new securities in anticipation of tax reform legislation that seemed likely at the time to inhibit certain traditional financing vehicles used by states and municipalities. This increase in supply put upward pressure on yields of municipal money market instruments when investors sold short-term securities to raise funds for the purchase of longer-dated bonds.

The surge in new issuance at year-end 2017 resulted in a relative scarcity of newly issued municipal instruments in early 2018. The lack of new supply, combined with investors’ need to reinvest coupon payments, pushed yields lower through mid-February. Yields also were dampened by federal tax reform legislation, which boosted demand from investors who now face limits on the amount of state and local tax deductions they may take on their federal tax returns. Municipal money market yields subsequently drifted higher, peaking in mid-April amid reports of wage growth and other potential inflationary pressures. Yields moderated

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

somewhat in May 2018, in part due to economic concerns stemming from more protectionist U.S. trade policies and political turmoil in overseas markets.

States with underfunded pension programs have faced credit pressures. Although New York has fared relatively well due to its diverse economic base, high wealth levels, and prudent budget management, the state's residents may experience declining home values under the new tax law due to the limited deductibility of property taxes.

Maintaining a Prudent Investment Posture

In the generally rising interest-rate environment, most municipal money market funds maintained short weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various healthcare and education issuers.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed raised the overnight federal funds rate to between 1.75% and 2.00% while continuing to unwind its balance sheet through the sale of U.S. government securities. More short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

Therefore, we intend to continue to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York AMT-Free Municipal Money Market Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018

	Class A	Class B
Expenses paid per $1,000†	$3.75	$5.74
Ending value (after expenses)	$1,003.10	$1,001.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018

	Class A	Class B
Expenses paid per $1,000†	$3.78	$5.79
Ending value (after expenses)	$1,021.19	$1,019.20

† Expenses are equal to the fund’s annualized expense ratio of .75% for Class A and 1.15% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 102.3%
New York - 102.3%
Albany Industrial Development Agency, Civic Facility Revenue (Living Resources Corporation Project) (LOC; HSBC Bank USA)	1.10	6/7/18	3,630,000	[a]	3,630,000
Amherst Industrial Development Agency, Civic Facility Revenue (Daemen College Project) (LOC; M&T Trust)	1.11	6/7/18	7,450,000	[a]	7,450,000
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	1.16	6/7/18	4,700,000	[a]	4,700,000
Center Moriches Union Free School District, BAN, Refunding	2.25	8/8/18	3,870,000		3,872,138
Columbia County Capital Resource Corporation, Civic Facility Revenue (The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	1.08	6/7/18	3,545,000	[a]	3,545,000
Corning School District, BAN, Refunding	2.00	6/21/18	3,400,000		3,401,274
Coxsackie-Athens Central School District, BAN	2.50	6/8/18	2,000,000		2,000,371
Erie County, RAN	2.00	7/2/18	600,000		600,113
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	1.21	6/7/18	490,000	[a]	490,000
Geneva Industrial Development Agency, Civic Facility Revenue (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank)	1.10	6/7/18	6,630,000	[a]	6,630,000
Jericho Union Free School District, TAN	2.00	6/22/18	2,500,000		2,500,705
Livingston County Industrial Development Agency, Civic Facility Revenue (Red Jacket Center, Inc./Nicholas H. Noyes Memorial Hospital Civic Facility) (LOC; HSBC USA)	1.18	6/7/18	830,000	[a]	830,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	1.14	6/7/18	4,000,000	[a,b,c]	4,000,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	1.07	6/7/18	1,000,000	[a]	1,000,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	1.07	6/7/18	9,685,000	[a]	9,685,000
New York City Health & Hospital Corp, Revenue (LOC; TD Bank NA)	1.28	6/7/18	2,350,000	[a]	2,350,000
New York City Housing Development Corporation, Revenue (Liquidity Facility; Wells Fargo Bank NA)	1.08	6/7/18	2,945,000	[a]	2,945,000
New York City Industrial Development Agency, Civic Facility Revenue (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	1.08	6/7/18	2,475,000	[a]	2,475,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	1.11	6/7/18	1,800,000	[a]	1,800,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	1.05	6/7/18	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.54	6/1/18	1,000,000	[a]	1,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.08	6/7/18	7,500,000	[a]	7,500,000
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	1.12	6/7/18	11,065,000	[a]	11,065,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Oneida County Industrial Development Agency, Civic Facility Revenue (Mohawk Valley Network Inc. Obligated Group; Faxton-Saint Luke's Healthcare) (LOC; Bank of America)	1.10	6/7/18	5,410,000	[a]	5,410,000
Oneida County Industrial Development Agency, Civic Facility Revenue (Saint Elizabeth Medical Center Facility) (LOC; HSBC Bank USA)	1.10	6/7/18	5,450,000	[a]	5,450,000
Oswego County Industrial Development Agency, Civic Facility Revenue (Springside at Seneca Hill, Inc. Project) (LOC; M&T Trust)	1.16	6/7/18	1,015,000	[a]	1,015,000
Otsego County Industrial Development Agency, Civic Facility Revenue (Saint James Retirement Community Project) (LOC; M&T Trust)	1.11	6/7/18	435,000	[a]	435,000
Port Byron Central School District, BAN	2.50	7/27/18	2,300,000		2,302,791
Ravena Coeymans Selkirk Central School District, BAN	2.50	8/17/18	3,500,000		3,504,304
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.09	6/7/18	5,000,000	[a,b,c]	5,000,000
Rockland County Industrial Development Authority, Revenue (Northern Manor Multicare Center, Inc. Project) (LOC; M&T Trust)	1.16	6/7/18	2,440,000	[a]	2,440,000
Sachem Central School District of Holbrook, TAN	2.00	6/28/18	3,000,000		3,001,154
South Colonie Central School District, BAN	2.25	7/13/18	1,000,000		1,000,840
Starpoint Central School District, BAN	2.25	6/22/18	5,000,000		5,002,089
Tender Option Bond Trust Receipts (Series 2016-XF0520), 5/15/24, (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	1.13	6/7/18	3,215,000	[a,b,c]	3,215,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZF0464), 11/15/19, (New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	1.11	6/7/18	3,375,000	[a,b,c]	3,375,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), 11/1/46, Revenue, Refunding (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.10	6/7/18	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0636), 9/15/25, (State Personal Income Tax) (Liquidity Facility; JPMorgan Chase Bank NA)	1.09	6/7/18	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2047-XF0549), 2/15/39, Revenue (Liquidity Facility; Toronto-Dominion Bank NA)	1.11	6/7/18	4,000,000	[a,b,c]	4,000,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (Liquidity Facility; JPMorgan Chase Bank)	0.96	6/7/18	1,660,000	[a]	1,660,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.95	6/1/18	2,320,000	[a]	2,320,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Westchester County Industrial Development Agency, Civic Facility Revenue (Westchester Arts Council, Inc. Project) (LOC; Wells Fargo Bank)	1.11	6/7/18	2,220,000	[a] 2,220,000
Total Investments (cost $144,570,779)			102.3%	144,570,779
Liabilities, Less Cash and Receivables			(2.3%)	(3,181,510)
Net Assets			100.0%	141,389,269

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to $24,340,000 or 17.21% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	21.8
Education	19.2
City	14.5
Housing	10.9
Transportation Services	7.9
Special Tax	6.2
Industrial	5.9
Utility-Water and Sewer	4.3
County	2.6
Lease	1.3
Other	7.7
102.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	144,570,779	144,570,779
Receivable for investment securities sold		1,050,610
Interest receivable		595,456
Prepaid expenses		23,533
		146,240,378
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		95,121
Cash overdraft due to Custodian		663,206
Payable for investment securities purchased		4,010,350
Payable for shares of Beneficial Interest redeemed		28,602
Accrued expenses		53,830
		4,851,109
Net Assets ($)		141,389,269
Composition of Net Assets ($):
Paid-in capital		141,389,269
Net Assets ($)		141,389,269

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	93,159,478	48,229,791
Shares Outstanding	93,166,923	48,237,097
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	991,298
Expenses:
Management fee—Note 2(a)	359,853
Shareholder servicing costs—Note 1 and Note 2(c)	132,977
Distribution and prospectus fees—Note 2(b)	53,206
Professional fees	38,772
Registration fees	20,011
Prospectus and shareholders’ reports	11,676
Trustees’ fees and expenses—Note 2(d)	5,296
Custodian fees—Note 2(c)	5,046
Miscellaneous	16,851
Total Expenses	643,688
Less—reduction in expenses due to undertaking—Note 2(a)	(3,784)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,731)
Net Expenses	638,173
Investment Income—Net, representing net increase in net assets resulting from operations	353,125

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	353,125	127,768
Distributions to Shareholders from ($):
Investment income—net:
Class A	(292,737)	(121,554)
Class B	(60,388)	(6,214)
Total Distributions	(353,125)	(127,768)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	18,716,856	38,580,911
Class B	47,706,251	116,504,608
Distributions reinvested:
Class A	289,112	119,699
Class B	59,494	6,168
Cost of shares redeemed:
Class A	(23,693,814)	(53,804,699)
Class B	(50,291,370)	(136,219,157)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,213,471)	(34,812,470)
Total Increase (Decrease) in Net Assets	(7,213,471)	(34,812,470)
Net Assets ($):
Beginning of Period	148,602,740	183,415,210
End of Period	141,389,269	148,602,740

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Month Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.001	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.31[b]	.12	.02	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.74	.70	.71	.70	.71
Ratio of net expenses to average net assets	.75[d]	.72	.38	.13	.17	.22
Ratio of net investment income to average net assets	.63[d]	.11	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	93,159	97,845	112,952	148,549	81,779	100,790

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Month Ended
	May 31, 2018	Year Ended November 30,
Class B Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[b]	.01	.02	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[d]	1.15	1.12	1.10	1.09	1.10
Ratio of net expenses to average net assets	1.15[d]	.82	.36	.13	.17	.22
Ratio of net investment income to average net assets	.23[d]	.01	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	48,230	50,758	70,463	134,727	144,576	141,603

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2018, sub-accounting service fees amounted to $12,520 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	144,570,779
Level 3 - Significant Unobservable Inputs	-
Total	144,570,779

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2018, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $3,784 during the period ended May 31, 2018.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2018, Class B shares were charged $53,206 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class A shares were charged $37,563 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class B shares were charged $62,601 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $17,744 for transfer agency services and $774 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $774.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $5,046 pursuant to the custody agreement. These fees were partially offset by earnings credits of $957.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $546 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $59,961 Distribution Plan fees $8,425, Shareholder Services Plan fees $12,630, custodian fees $2,635, Chief Compliance Officer fees $5,267 and transfer agency fees $6,203.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2018, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $15,100,000 and $11,895,000 respectively.

NOTES

NOTES

For More Information

General New York AMT-Free Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GNMXX Class B: GNYXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0574SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)